Share based payments - Performance Share Units (Details)		12 Months Ended
	Jan. 01, 2026 shares	Dec. 31, 2025 CAD ($) shares $ / shares	Dec. 31, 2024 shares $ / shares
Share-based payments
Settled amount of accounts payable and accrued liabilities | $		$ 3,761,600
Share price | $ / shares		$ 1.7	$ 2.62
Performance Share Units
Share-based payments
Balance-Beginning of year	2,167,284		2,000,000
Issued		7,958,535	3,000,000
Expired		(18,353)
Redeemed		(5,772,898)	(5,000,000)
Balance- End of year		2,167,284
Settled amount of accounts payable and accrued liabilities | $		$ 3,761,600
Amount of fair value | $		$ 4,289,960
Share price | $ / shares		$ 1.62	$ 2.31
Performance Share Units | Performance shares
Share-based payments
Issued	1,503,013
Redeemed	(191,997)